Changes in accounting estimates and policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Changes In Accounting Estimates Explanatory [Abstract]
Adjustments Through IFRS	$ 2,301
Deferred Taxes	1,680
Right of use asset		$ 8,066	$ 45,115
Lease liability	$ 0	$ 37,897	$ 45,115
Weighted average incremental lease loan rate		8.08%	8.08%